INCOME TAXES - Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
United States	$ 544,464	$ (877,406)	$ 170,346
Canada	(208,579)	(14,921)	(338,342)
Income/(Loss) Before Taxes	$ 335,885	$ (892,327)	$ (167,996)